DEBT AND CREDIT FACILITIES - Scheduled Debt Repayments (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 21,779.0
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	5,290.0
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	494.0
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	786.0
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	1,148.0
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	877.0
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 13,184.0